Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
6.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consisted of the following:

	As of December 31,
	2022	2023
Building Improvement	$6,208	$6,421
Machinery and equipment	5,810	5,751
Land	3,555	3,490
Office equipment, furniture and fixtures	1,614	1,674
Automobiles	385	392
Total	17,572	17,728
Less: accumulated depreciation	(8,612)	(9,219)
Property, plant and equipment, net	$8,960	$8,509

Depreciation expense was $1,296, $1,206 and $1,285 for the years ended December 31, 2021, 2022 and 2023, respectively.

As of December 31, 2022 and 2023, land use rights owned by Jiangxi Yibo, a subsidiary of the Group, for which the carrying value were US$2,502 and US$2,631, respectively, were pledged to secure short-term loans and bank acceptance notes payable from Bank of China Xinyu branch and Agricultural Bank of China Xinyu Branch.